Segmented Information (Schedule of Geographic Area) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenues from External Customers [Line Items]
Revenues	$ 17,107	$ 14,477		$ 13,819
Net income	5,118	4,899	[1]	3,545	[2]
Properties	43,537	41,178
Canada [Member]
Revenues from External Customers [Line Items]
Revenues	11,583	9,955		9,588
Net income	3,581	3,603		2,615
Properties	24,069	23,186
U.S. [Member]
Revenues from External Customers [Line Items]
Revenues	5,524	4,522		4,231
Net income	1,537	1,296		$ 930
Properties	$ 19,468	$ 17,992

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.